Cover	Oct. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2024
Entity File Number	333-228847
Entity Registrant Name	Vanguard Green Investment Ltd
Entity Central Index Key	0001746119
Entity Tax Identification Number	30-1089215
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rm. 5, 7F., No. 296, Sec. 4
Entity Address, Address Line Two	Xinyi Rd
Entity Address, Address Line Three	Da’an Dist
Entity Address, City or Town	Taipei City
Entity Address, Country	TW
Entity Address, Postal Zip Code	106427
City Area Code	+886
Local Phone Number	905153139
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false